CMA



CMA TAX EXEMPT FUND


Semi-Annual Report


















September 30, 1996


MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Fund is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1996, CMA Tax-Exempt
Fund paid shareholders a net annnualized yield of 2.95%*. As of September 30, 1996, the Fund's 7-day yield was 3.22%.

The Environment
Although the US stock and bond markets rallied late in the six-month period ended September 30, 1996, much of the period was marked by volatility in the capital markets. The US economy demonstrated surprising resilience during the first half of the year. As a result, when economic data releases appeared to indicate that the US economy was expanding at a stronger-than-expected (and potentially inflationary) rate, investors focused on the increasing possibility of monetary policy tightening by the Federal Reserve Board. During these periods, stock prices declined and long-term interest rates moved higher. However, with inflationary pressures still under control, the US central bank did not tighten monetary policy at its September 24 meeting. This development, coupled with several economic data releases that showed growth was at or below expectations, helped to assuage investors' concerns about an overheating economy. Stock and bond prices improved, with stock market averages reaching historic high levels.

The shifts in perceptions were exemplified by investors' reactions to the release of recent employment reports. Inflationary concerns were heightened in early July with the release of a stronger-than-expected employment report for June. However, more subdued job growth and decelerating hourly wage gains were subsequently reported for the month of July. Although the employment report for August showed that unemployment had dropped to its lowest level since 1989, these results were generally in line with expectations, and were received favorably by investors. The greatest boost in investor confidence occurred in early October with the release of September's employment report, which showed a slight increase in unemployment.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Investors will continue to monitor economic data releases to determine the probable direction of the US economy. The outcome of the upcoming November election will also increasingly influence investor psychology in the weeks ahead.

Investment Outlook and Strategy
Despite a volatile market environment during the six-month period ended September 30, 1996, short-term interest rates closed the period unchanged to modestly higher than their levels on April 1, 1996. The three-month US Treasury bill traded as high as 5.34% and as low as 4.96%, only to end the six-month period at 5.13%, unchanged from its April 1, 1996 level. However, the one-year US Treasury bill, which experienced similar volatility, ended the period approximately 25 basis points (0.25%) higher at 5.65%. This was reflected by the steepening of the yield curve which occurred as a result of the inflationary premium that investors began to require in order to purchase securities with longer maturities. Additionally, despite constant expectations by investors of a Federal Reserve Board tightening of monetary policy, the Federal Reserve Board actually left policy unchanged during the six-month period ended September
30, 1996. Although economic data reported early in the period, especially unemployment data, seemed to indicate stronger growth and possible future increases in inflation, later in the period data seemed to indicate the contrary. The ambiguity of the data allowed the Federal Reserve Board to leave monetary policy unchanged rather than face the political risks of higher interest rates prior to a Presidential election.

Short-term tax-exempt interest rates ended the six-month period ended September 30, 1996 higher than their April 1, 1996 levels in response mainly to supply and demand pressures. The market had to deal first with the outflows experienced by the tax-exempt money fund industry in April and then the problem of absorbing the heaviest new-issue calendar of the year. Although interest rates on variable rate demand notes and tax-exempt commercial paper remained in much the same range as they have for the last several periods, yields on tax-exempt notes in the six-month--twelve-month range rose over the course of the six-month period ended September 30, 1996.

Despite large inflows of money at the beginning of July from dividend reinvestment, bond calls and defeasance, assets of the tax-exempt money fund industry actually ended the period nearly $2 billion lower than the onset of the period when assets totaled $135.7 billion. Additionally, new-issue supply in the six-month period ended September 30, 1996 rose 38% from the same period in 1995, to $35.5 billion. The majority of this issuance came to market in the latter part of the period. These factors contributed to the 30 basis point--40 basis point rise in interest rates of short-term municipal notes over the course of the six-month period.

We maintained a relatively defensive average portfolio maturity in CMA Tax-Exempt Fund for most of the period for several reasons. One was the anticipated outflow of assets from tax-related redemptions in late April forcing yields higher. Another was the anticipation that the tremendous volume of new-issue supply in July and August would also cause interest rates to rise. Finally, uncertainty surrounding the Federal Reserve Board's monetary policy and the possibility of a change to a tighter policy caused us to remain cautious on the market. However, by late August we extended the Fund's average portfolio maturity to the 60-day range, mainly with the purchase of Texas Tax and Revenue Anticipation Notes which came to market with a $1.2 billion issue in late August. At that time we became more constructive on the market as most new-issue supply had been absorbed and more recent economic data led us to believe that Federal Reserve Board policy would remain unchanged, at least until after the upcoming November election. Additionally, short-term tax-exempt interest rates rose sufficiently to make them an attractive investment as compared to their taxable alternatives. This strategy of extending the average portfolio maturity enhanced the Fund's performance, as interest rates began to fall by the end of September, allowing us to lock in at what appeared to be the peak in interest rates for the period. We anticipate maintaining this strategy throughout the six-month period ended March 31, 1997 as we enter a period of modest new issuance and we await the huge increase in assets which typically occurs throughout the industry each January.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President

(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President





(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager


November 4, 1996




Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM  Adjustable Convertible Extendable Securities
AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
CP       Commercial Paper
DATES    Daily Adjustable Tax-Exempt Securities
EDA      Economic Development Authority
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
RAN      Revenue Anticipation Notes
S/F      Single-Family
TAN      Tax Anticipation Notes
TRAN     Tax Revenue Anticipation Notes
UPDATES  Unit Priced Adjustable Tax-Exempt Securities
UT       Unlimited Tax
VRDN     Variable Rate Demand Notes

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996                                                          (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Alabama--          $ 28,000   Birmingham, Alabama, Medical Clinic Board Revenue Bonds (U.A.H.S.F.),
2.4%                          VRDN, 4.05% due 12/01/2026 (a)                                                  $   28,000
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN (a):
                     20,900     Series A, 3.95% due 5/01/2022                                                     20,900
                      8,200     Series C, 4% due 10/01/2022                                                        8,200
                      9,000     Series E, 3.90% due 10/01/2022                                                     9,000
                      9,800   Decatur, Alabama, IDB, Solid Waste Disposal Revenue Bonds (Amoco
                              Chemical Co. Project), VRDN, AMT, 4.10% due 5/01/2025 (a)                            9,800
                     20,000   Jefferson County, Alabama, Sewer Revenue Warrants, VRDN, Series A, 3.90%
                              due 9/01/2025 (a)                                                                   20,000
                      7,600   McIntosh, Alabama, IDB, PCR (Ciba-Geigy Corporation Project), VRDN,
                              Series A, 3.90% due 12/01/2003 (a)                                                   7,600
                     37,900   McIntosh, Alabama, IDB, Solid Waste Disposal Revenue Bonds (Ciba-Geigy
                              Corporation Project), VRDN, AMT, 3.85% due 7/01/2004 (a)                            37,900
                              Mobile, Alabama, IDB, PCR:
                      5,990     (International Paper Co.), 3.65% due 10/15/1996                                    5,990
                     11,600     Refunding (Alabama Power Co. Project), VRDN, 3.95% due 6/01/2015 (a)              11,600
                     10,105   Montgomery, Alabama, Special Care Facilities Financing Authority, Health
                              Care Facilities Revenue Bonds (Saint Margaret's Hospital--Daughters of
                              Charity), VRDN, 3.85% due 11/01/2013 (a)                                            10,105
                     10,000   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Co. Project),
                              VRDN, 3.95% due 6/01/2015 (a)                                                       10,000

Alaska--1.6%         10,400   Alaska Industrial Development and Export Authority Revenue Bonds, VRDN,
                              AMT, Series B, 3.90% due 4/01/2023 (a)                                              10,400
                              Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon Pipeline
                              Co. Project), VRDN (a):
                     20,000     Series A, 3.90% due 12/01/2033                                                    20,000
                     60,000     Series B, 3.90% due 12/01/2033                                                    60,000
                     29,000     Series C, 3.90% due 12/01/2033                                                    29,000

Arizona--            26,300   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.--Springerville
2.2%                          Project), VRDN, Series B, 3.85% due 12/15/2018 (a)                                  26,300
                     10,200   Arizona Educational Loan Marketing Revenue Bonds, VRDN, AMT, Series A,
                              4% due 3/01/2015 (a) (c)                                                            10,200
                      4,300   Maricopa County, Arizona, IDA, Hospital Facilities Revenue Bonds (Samaritan
                              Health Service Hospital), VRDN, Series B-2, 3.90% due 12/01/2008 (a) (c)             4,300
                     21,500   Maricopa County, Arizona, PCR (El Paso Electric Co. Project), VRDN,
                              Series A, 4.05% due 7/01/2014 (a)                                                   21,500

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Arizona                       Maricopa County, Arizona, PCR, Refunding (Arizona Public Service Co.),
(concluded)                   VRDN (a):
                   $ 47,600     Series A, 3.90% due 5/01/2029                                                 $   47,600
                     19,000     Series C, 3.95% due 5/01/2029                                                     19,000
                     19,700     Series D, 4% due 5/01/2029                                                        19,700
                      4,200     Series E, 3.95% due 5/01/2029                                                      4,200
                     14,200     Series F, 3.95% due 5/01/2029                                                     14,200
                      2,300   Pinal County, Arizona, IDA, PCR (Magma Copper/Newmont Mining Corp.),
                              VRDN, 4.05% due 12/01/2009 (a)                                                       2,300

Arkansas--           19,000   Little River County, Arkansas, Solid Waste Disposal Revenue Bonds
0.3%                          (Nekoosa Papers Incorporated Project), VRDN, AMT, 3.95% due 2/01/2025 (a)           19,000

California           49,900   California Higher Education Loan Authority, Inc., Student Loan Revenue
5.4%                          Bonds, AMT, Series C, 4% due 6/01/1997 (k)                                          49,895
                              California Higher Education Loan Authority, Inc., Student Loan Revenue
                              Refunding Bonds:
                     10,000     AMT, Series A, 4% due 6/01/1997                                                   10,000
                     10,000     Senior Lien, Series A-1, 3.95% due 7/01/1997 (k)                                  10,000
                     10,000     Senior Lien, Series A-2, 3.70% due 5/01/1997 (k)                                  10,000
                     20,425     Series A, 3.70% due 5/01/1997                                                     20,425
                     33,000     VRDN, AMT, Series E-1, 3.90% due 12/01/2022 (a) (k)                               33,000
                     50,000   California Public Capital Improvements Financing Authority Revenue Bonds
                              (Pooled Loan Project), Series D, 3.80% due 12/15/1996                               50,000
                     45,500   California State, RAN, Series B, 3.504% due 6/30/1997                               45,500
                     17,600   Eastern Municipal Water District, California, Water and Sewer Revenue
                              Refunding Bonds, VRDN, COP, Series B, 3.65% due 7/01/2020 (a) (f)                   17,600
                      3,500   Fremont, California, Unified School District (Alameda County), TRAN, UT,
                              4.625% due 7/01/1997                                                                 3,518
                     55,000   Los Angeles County, California, Local Educational Agencies, TRAN,
                              Series A, 4.75% due 6/30/1997 (g)                                                   55,336
                     40,000   Los Angeles County, California, Metropolitan Transportation Authority
                              Revenue Bonds, VRDN, 3.60% due 7/01/2025 (a) (g)                                    40,000
                      8,500   Oakland, California, TRAN, 4.75% due 6/30/1997                                       8,552
                     50,000   San Bernardino County, California, TRAN, 4.50% due 6/30/1997                        50,225
                      7,500   Southern California Public Power Authority, Revenue Refunding Bonds
                              (Southern Transmission Project), VRDN, 3.70% due 7/01/2019 (a) (e)                   7,500

Colorado--            4,980   Arapahoe County, Colorado, School District Number 005, Refunding
2.8%                          (Cherry Creek), UT, Series A, 4.50% due 12/15/1996                                   4,991
                              Colorado Health Facilities Authority Revenue Bonds, VRDN (a):
                      6,700     (North Colorado Medical Center), 3.80% due 5/15/2020 (c)                           6,700
                     10,700     (Sisters of Charity Health Services ), 3.80% due 5/15/2025                        10,700
                     12,000     (Sisters of Charity Health Services), Series C, 3.80% due 5/15/2022               12,000
                    122,500   Colorado State, TRAN, UT, Series A, 4.50% due 6/27/1997                            123,130
                     10,500   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 3.95% due 11/15/2025 (a)                                                  10,500
                      5,000   Denver, Colorado, City and County Water, GO, Refunding, UT, 5%
                              due 10/01/1996                                                                       5,000
                      3,755   Moffat County, Colorado, PCR (Pacificorp Projects), VRDN, 3.90%
                              due 5/01/2013 (a) (e)                                                                3,755
                     14,755   Palomino Park, Colorado, Assessment Lien Revenue Bonds (Public
                              Improvements Corporation), VRDN, 3.70% due 12/01/2035 (a)                           14,755
                              Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Co. Project), VRDN (a):
                      6,500     AMT, Series B, 4.20% due 4/01/2014                                                 6,500
                      2,700     Series A, 4.10% due 4/01/2016                                                      2,700
                      8,000   Westminster, Colorado, IDR, Refunding (Ball Corp. Project), VRDN, 3.90%
                              due 6/01/2005 (a)                                                                    8,000

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Connecticut--                 Connecticut State, HFA, Housing Mortgage Finance Program:
0.9%               $  4,600     AMT, Series A, Sub-Series A-4, 3.65% due 4/10/1997                            $    4,600
                      5,000     Series A, Sub-Series A-3, 3.60% due 4/10/1997                                      5,000
                     18,200     VRDN, Series G, 3.75% due 5/15/2018 (a) (e)                                       18,200
                     22,000   Connecticut State Special Assessment, Unemployment Compensation,
                              Advanced Fund Revenue Bonds (Connecticut Unemployment), Series C, 3.90%
                              due 7/01/1997 (f)                                                                   22,000
                     13,200   Eagle Tax Exempt Trust, Connecticut, VRDN, 3.95% due 8/15/2012 (a)                  13,200
                      6,500   Mashantucket, Connecticut, Western Pequot Tribe, CP, 3.65% due 10/09/1996            6,500

Delaware--                    Delaware State, EDA, Revenue Bonds (Delmarva Power & Light Co. Project),
0.1%                          VRDN, AMT (a):
                      4,400     4.15% due 10/01/2017                                                               4,400
                      2,100     Series A, 4.15% due 10/01/2017                                                     2,100

District of          10,300   District of Columbia, General Fund Recovery Bonds, VRDN, UT, Series B-3,
Columbia--                    4.05% due 6/01/2003 (a)                                                             10,300
0.9%                 17,600   District of Columbia, Hospital Revenue Bonds (Providence Hospital--
                              Daughters of Charity), VRDN, Series 89-A, 3.85% due 12/01/2019 (a)                  17,600
                     11,800   District of Columbia, Revenue Bonds (George Washington University),
                              VRDN, Series A, 4% due 3/01/2006 (a)                                                11,800
                     26,700   Eagle Tax Exempt Trust, District of Columbia, VRDN, Series 1994-A, 4%
                              due 6/01/2005 (a)                                                                   26,700

Florida--             3,400   Broward County, Florida, HFA, M/F Housing Revenue Bonds (Margate
2.5%                          Investments Projects), VRDN, 3.85% due 11/01/2005 (a)                                3,400
                     34,710   Dade County, Florida, Aviation Revenue Refunding Bonds, VRDN, Series V,
                              3.80% due 10/01/2007 (a)                                                            34,710
                      3,900   Dade County, Florida, IDA, Exempt Facilities Revenue Refunding Bonds
                              (Florida Power and Light Co.), VRDN, 3.95% due 6/01/2021 (a)                         3,900
                      5,700   Dade County, Florida, Special Obligation, Capital Asset Acquisition
                              Bonds, VRDN, 4.25% due 10/01/2010 (a)                                                5,700
                     25,000   Florida State Turnpike Authority, Turnpike Revenue Bonds, Series A,
                              3.60% due 4/01/1997                                                                 25,000
                      6,300   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
                              Company Project), VRDN, 3.90% due 9/01/2025 (a)                                      6,300
                      5,500   Martin County, Florida, PCR, Refunding (Florida Power & Light Co.
                              Project), VRDN, 3.90% due 9/01/2024 (a)                                              5,500
                     52,700   Palm Beach County, Florida, School District, TAN, 4.50% due 9/26/1997               53,023
                      4,900   Palm Beach County, Florida, Water and Sewer Revenue Bonds, VRDN, 4%
                              due 10/01/2011 (a)                                                                   4,900
                      3,200   Pinellas County, Florida, Health Facilities Authority, Revenue Refunding
                              Bonds (Pooled Hospital Loan Program), DATES, 4.05% due 12/01/2015 (a)                3,200
                              Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Co.
                              Project), VRDN (a):
                     25,390     3.90% due 1/01/2026                                                               25,390
                      5,400     4% due 3/01/2027                                                                   5,400
                      4,900   Saint Lucie County, Florida, Solid Waste Disposal Revenue Bonds (Florida
                              Power & Light Co. Project), VRDN, AMT, 4.10% due 1/01/2027 (a)                       4,900
                      6,860   Volusia County, Florida, Health Facilities Authority Revenue Bonds
                              (Pooled Hospital Loan Program), ACES, 4% due 11/01/2015 (a) (f)                      6,860

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Georgia--                     Burke County, Georgia, Development Authority, PCR (Georgia Power
3.0%                          Company--Plant Vogtle Project), VRDN (a):
                   $ 27,900     2nd Series, 3.95% due 4/01/2025                                               $   27,900
                      8,400     3rd Series, 3.95% due 7/01/2024                                                    8,400
                     28,900     4th Series, 4% due 7/01/2024                                                      28,900
                     26,700     Refunding, 3rd Series, 3.95% due 9/01/2025                                        26,700
                     37,100   Burke County, Georgia, Development Authority, PCR (Oglethorpe Power
                              Corporation), VRDN, Series A, 3.80% due 1/01/2016 (a) (f)                           37,100
                      8,939   Georgia Municipal Association, Pooled Bonds, VRDN, 3.80%
                              due 12/15/2020 (a) (c)                                                               8,938
                      4,000   Georgia Municipal Electric Authority, Power Revenue Bonds, Series L,
                              7.75% due 1/01/1997 (b)                                                              4,123
                     10,015   Georgia State Residential Finance Authority, Home Ownership Mortgage
                              Bonds, AMT, Series A, 3.85% due 3/01/1997 (d)                                       10,015
                      4,500   Georgia State Residential Finance Authority, S/F Insured Mortgage
                              Revenue Bonds, AMT, Series A, 3.85% due 3/01/1997 (d)                                4,500
                      9,145   Georgia State, Tender Options, VRDN, Series 79-A, 3.25% due 12/12/1996 (a)           9,129
                              Monroe County, Georgia, Development Authority, PCR (Georgia Power Co.),
                              VRDN (a):
                     11,600     1st Series, 3.95% due 7/01/2025                                                   11,600
                     24,900     2nd Series, 4% due 7/01/2025                                                      24,900
                              Municipal Electric Authority, Georgia, CP, Series 1-A:
                     20,575     3.65% due 10/07/1996                                                              20,575
                      5,000     3.70% due 10/09/1996                                                               5,000

Idaho--0.5%           7,250   Custer County, Idaho, PCR (Amoco Project--Standard Oil), 3.40%
                              due 10/01/1996                                                                       7,250
                     33,000   Idaho State, TAN, GO, 4.50% due 6/30/1997                                           33,142

Illinois--            7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT, 4%
11.8%                         due 6/01/2022 (a)                                                                    7,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
                              Airport Second Lien), VRDN (a):
                      6,830     Series B, 3.90% due 1/01/2015                                                      6,830
                     20,700     Series C, 4% due 1/01/2018                                                        20,700
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds(Compagnie Nationale--Air France), VRDN, AMT, 3.90%
                              due 5/01/2018 (a)                                                                   14,800
                              Chicago, Illinois, Tender Notes:
                     67,200     3.10% due 2/04/1997                                                               67,134
                     35,000     CP, Series C, 3.75% due 10/31/1996                                                35,000
                     10,000     Series A, 3.65% due 10/31/1996                                                    10,000
                     19,400     Series B, 3.65% due 10/31/1996                                                    19,400
                     23,600     VRDN, Series B, 3.80% due 1/01/2012 (a)                                           23,600
                     15,100   Cook County, Illinois, Tender Notes, VRDN, Series A, 3.90% due 3/01/2000 (a)        15,100
                     13,800   Eagle Tax Exempt Trust, Illinois, VRDN, Series 95, Class 7090, 4%
                              due 1/01/2024 (a)                                                                   13,800
                              Illinois Development Finance Authority, VRDN (a):
                     42,200     PCR, Refunding (Commonwealth Edison Company Project), Series B, 3.80%
                                due 10/15/2014                                                                    42,200
                     60,100     Revenue Bonds (Lyric Opera Chicago Project), 3.85% due 12/01/2028                 60,100
                      8,860     Revenue Bonds (Residential Rental--River Oaks Project), AMT, 3.90%
                                due 12/15/2019                                                                     8,860
                      6,000     Revenue Refunding Bonds (Olin Corporation Project), Series A, 4%
                                due 6/01/2004                                                                      6,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (a):
                     17,000     (Art Institute of Chicago), 3.90% due 3/01/2027                                   17,000
                      5,200     (Chicago Historical Society), 3.85% due 12/01/2025                                 5,200
                     27,400     (Illinois Institute of Technology), Series A, 3.85% due 9/01/2025                 27,400

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Illinois                      Illinois Health Facilities Authority Revenue Bonds (a):
(concluded)        $  6,900     (Central Dupage Healthcorp. Project), VRDN, 3.95% due 11/01/2020              $    6,900
                     15,000     (Decatur Memorial Hospital Project), VRDN, Series A, 3.90% due
                                11/15/2024 (c)                                                                    15,000
                     38,600     (Evangelical Hospital Corporation), VRDN, Series A, 3.90% due 1/01/2010           38,600
                     29,550     (Franciscan Sisters Health Service), VRDN, 4% due 1/01/2018                       29,550
                     15,100     (Highland Park Hospital), VRDN, Series B, 3.90% due 10/01/2012 (f)                15,100
                      8,600     (Hospital Sisters Services, Inc.), UPDATES, Series E, 3.90% due
                                12/01/2014 (c)                                                                     8,600
                     42,600     (Northwest Community Hospital), VRDN, 3.85% due 7/01/2025                         42,600
                     76,700     (Northwestern Memorial Hospital), VRDN, 4.05% due 8/15/2025                       76,700
                      7,000     (Pooled Financing Program), VRDN, Series F, 3.80% due 8/01/2015                    7,000
                     74,500     (Resurrection Health Care System), VRDN, 4.10% due 5/01/2011                      74,500
                              Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                              Corporation Project):
                     10,000     CP, 3.35% due 12/27/1996                                                          10,000
                     30,000     CP, 3.75% due 2/28/1997                                                           30,000
                     30,000     CP, Series A, 3.40% due 10/15/1996                                                30,000
                     10,000     Series A, 3.75% due 10/31/1996                                                    10,000
                     10,000     Series B, 3.75% due 10/31/1996                                                    10,000
                     10,000     Series C, 3.75% due 10/31/1996                                                    10,000
                     10,000     Series D, 3.75% due 10/31/1996                                                    10,000
                      5,000     Series E, 3.75% due 10/31/1996                                                     5,000
                              Illinois State, GO:
                     10,000     3.60% due 10/01/1996 (f)                                                          10,000
                     18,815     VRDN, UT, 3.95% due 8/01/2019 (a) (c)                                             18,815
                      5,000   Illinois Student Assistance Commission, Student Loan Revenue Bonds,
                              VRDN, AMT, Series A, 3.95% due 3/01/2016 (a)                                         5,000
                     21,350   Regional Transportation Authority, Illinois, VRDN, 3.95%
                              due 6/01/2025 (a) (c)                                                               21,350
                     11,100   Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                              Bonds (Shell Oil Co.--Wood River Project), VRDN, AMT, 4.10% due 8/01/2021 (a)       11,100

Indiana--            28,985   Evansville, Indiana, Hospital Authority Revenue Bonds (Saint Mary's
3.6%                          Medical Center--Daughters of Charity), VRDN, 3.85% due 11/01/2013 (a)               28,985
                              Fort Wayne, Indiana, Hospital Authority Revenue Bonds (Parkview Memorial
                              Hospital), VRDN (a):
                      1,645     Series B, 3.80% due 1/01/2016                                                      1,645
                      2,700     Series B, 3.80% due 1/01/2020                                                      2,700
                      3,505     Series C, 3.80% due 1/01/2016                                                      3,505
                      5,670     Series D, 3.80% due 1/01/2016                                                      5,670
                     65,000   Indiana Bond Bank, Reassessment Assistance Notes, GO, Series B, 4.50%
                              due 1/30/1997                                                                       65,129
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              ACES (a):
                      5,400     (Daughters of Charity National Health System), Series A, 3.85%
                                due 11/01/2022                                                                     5,400
                      1,700     (Daughters of Charity National Health System), Series B, 3.85%
                                due 11/01/2022                                                                     1,700
                      7,900     (Methodist Hospital of Indiana, Inc.), Series B, 3.90% due 9/01/2022               7,900
                     34,200     (Methodist Hospital of Indiana, Inc.), Series C, 3.90% due 9/01/2022              34,200
                              Indiana Secondary Market Educational Loans Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B (a) (e):
                     26,900     3.90% due 12/01/2013                                                              26,900
                     22,500     3.90% due 12/01/2014                                                              22,500
                     46,240   Marion County, Indiana, Hospital Authority, Hospital Facility Revenue
                              Bonds (Saint Vincent's Hospital and Healthcare--Daughters of Charity),
                              VRDN, 3.85% due 11/01/2013 (a)                                                      46,240
                     17,600   Rockport, Indiana, PCR, Refunding (AEP Generating Co. Project), VRDN,
                              Series A, 3.95% due 7/01/2025 (a) (e)                                               17,600

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                      Issue                                                          (Note 1a)
Iowa--             $  5,000   Chillicothe, Iowa, PCR, Refunding (Iowa-Illinois Gas & Electric
1.7%                          Project), VRDN, 3.90% due 1/01/2023 (a)                                         $    5,000
                              Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar
                              River Paper Company Project), VRDN, Series A (a):
                     42,500     4.15% due 7/01/2023                                                               42,500
                     42,000     AMT, 4.15% due 6/01/2024                                                          42,000
                     20,500     AMT, 4.15% due 5/01/2025                                                          20,500
                      3,700   Iowa Higher Education Loan Authority Revenue Bonds (Private College
                              Facilities), ACES, 3.85% due 12/01/2015 (a) (c)                                      3,700
                     14,500   Iowa Student Loan Corporation, Student Loan Revenue Bonds, VRDN, AMT,
                              Series B, 3.95% due 12/01/2013 (a) (e)                                              14,500

Kansas--             34,500   Butler County, Kansas, Solid Waste Disposal and Cogeneration Revenue Bonds
1.1%                          (Texaco Refining and Marketing Project), VRDN, AMT, Series B,
                              4.15% due 8/01/2024 (a)                                                             34,500
                      9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                              (Texaco Refining and Marketing Project), VRDN, AMT, Series A, 4.10%
                              due 8/01/2024 (a)                                                                    9,100
                     23,700   Kansas State, Department of Transportation, Highway Revenue Bonds, VRDN,
                              Series B, 3.80% due 9/01/2014 (a)                                                   23,700
                              Wichita, Kansas, Hospital Revenue Bonds (CSJ Health Systems), VRDN (a):
                      1,000     4% due 10/01/2002                                                                  1,000
                     15,300     4% due 10/01/2008                                                                 15,300

Kentucky--            5,100   Ashland, Kentucky, PCR (Merck & Co./Calgon Carbon Project), VRDN, 4.05%
0.5%                          due 10/01/2006 (a)                                                                   5,100
                     22,700   Carroll County, Kentucky, Solid Waste Disposal Facilities Revenue Bonds
                              (Kentucky Utilities Co. Project), VRDN, AMT, Series A, 4.10% due
                              11/01/2024 (a)                                                                      22,700
                      8,600   Kentucky Economic Development Finance Authority Revenue Bonds (Sisters
                              of Charity), VRDN, 3.95% due 11/01/2020 (a)                                          8,600

Louisiana--           3,350   Bastrop, Louisiana, IDB, PCR (International Paper Co.), 3.65%
4.0%                          due 10/15/1996                                                                       3,350
                     31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corporation), VRDN, AMT, 4.15% due 3/01/2025 (a)                   31,500
                      8,800   Eagle Tax Exempt Trust, Louisiana, VRDN, Series 94, 4% due 5/01/2008 (a)             8,800
                     20,700   East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project),
                              VRDN, 3.95% due 3/01/2022 (a)                                                       20,700
                      5,200   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Hospital
                              Equipment Financing and Refunding Program), VRDN, Series A, 4.25%
                              due 12/01/2005 (a)                                                                   5,200
                     17,000   Louisiana Public Facilities Authority Revenue Bonds (Kenner Hotel Ltd.),
                              VRDN, 4.05% due 12/01/2015 (a)                                                      17,000
                              Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (Loop Inc.--First Stage) (a):
                     35,050     ACES, 3.90% due 9/01/2006                                                         35,050
                        100     VRDN, Series A, 3.90% due 9/01/2008                                                  100
                     14,100   Plaquemines Parish, Louisiana, Environmental Revenue Bonds
                              (BP Exploration & Oil), VRDN, AMT, 4.10% due 10/01/2024 (a)                         14,100
                              Saint Charles Parish, Louisiana, PCR, VRDN (a):
                     17,100     (Shell Oil Company--Norco Project), AMT, 4.10% due 11/01/2021                     17,100
                      4,400     (Shell Oil Company Project), 3.70% due 6/01/2005                                   4,400
                     21,000     (Shell Oil Company Project), AMT, Series A, 4.10% due 10/01/2022                  21,000
                              Saint James Parish, Louisiana, PCR, Refunding (Texaco Project), CP:
                     83,030     Series A, 3.60% due 10/08/1996                                                    83,030
                     43,030     Series B, 3.60% due 10/08/1996                                                    43,030

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Maine--            $ 16,000   Jay, Maine, Solid Waste Disposal Revenue Bonds (International Paper),
0.7%                          AMT, Series A, 3.95% due 6/02/1997                                              $   16,000
                              Maine Health and Higher Educational Facilities Authority Revenue Bonds
                              (VHA New England Inc.), VRDN (a) (e):
                      1,250     Series B, 3.85% due 12/01/2025                                                     1,250
                      1,450     Series F, 3.85% due 12/01/2025                                                     1,450
                     27,000   Maine State, GO, TAN, 4.50% due 6/27/1997                                           27,120
                      7,000   Wiscasset, Maine, TAN, 4.15% due 11/01/1996 (j)                                      7,003

Maryland--           35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental
1.1%                          Petroleum), VRDN, 3.50% due 10/14/2011 (a)                                          35,700
                              Maryland State Health and Higher Educational Facilities Authority
                              Revenue Bonds, VRDN (a):
                     12,300     (Pooled Loan Program), Series A, 3.90% due 4/01/2035                              12,300
                     24,200     (Saint Agnes Hospital--Daughters of Charity), 3.85% due 7/01/2013                 24,200
                     10,000   Washington Suburban Sanitation District, Maryland, BAN, VRDN, UT, 3.80%
                              due 1/01/1999 (a)                                                                   10,000

Massachusetts--      32,130   Clipper Tax Exempt Trust 1994-2, Massachusetts, VRDN, Class A, 3.69%
3.1%                          due 10/17/2002 (a)                                                                  32,130
                     20,900   Eagle Tax Exempt Trust, Massachusetts, VRDN, Series J, 4% due 8/01/2005 (a)         20,900
                     10,000   Lynn, Massachusetts, Water and Sewer Commission, BAN, Series A, 4.50%
                              due 10/11/1996                                                                      10,001
                              Massachusetts Bay Transportation Authority Notes:
                     76,550     Series A, 3.75% due 2/28/1997                                                     76,598
                     43,500     Series B, 4.75% due 9/05/1997                                                     43,792
                     12,000   Massachusetts Bay Transportation Authority Revenue Bonds (General
                              Transportation System), Series 1984-A, 3.625% due 3/01/1997                         12,000
                      8,000   Massachusetts Pioneer Valley Transit Authority, RAN, 4.63% due 8/08/1997             8,035
                      2,000   Massachusetts State Municipal Wholesale Electric Company, Power Supply
                              System Revenue Bonds, VRDN, Series C, 3.75% due 7/01/2019 (a)                        2,000
                              Massachusetts State Port Authority, Revenue Refunding Bonds, VRDN (a):
                     10,000     AMT, Series B, 4% due 7/01/2018                                                   10,000
                      2,700     Series A, 3.95% due 7/01/2015                                                      2,700
                        600   Massachusetts State, UPDATES, Series E, 3.95% due 12/01/1997 (a)                       600
                     13,025   North Andover, Massachusetts, BAN, 4.25% due 1/23/1997                              13,032
                      9,000   Springfield, Massachusetts, BAN, 4.60% due 7/11/1997                                 9,034

Michigan--            1,600   Delta County, Michigan, Economic Development Corp., Environmental
2.1%                          Improvement Revenue Bonds (Mead Escambia Paper), DATES, Series F, 3.95%
                              due 12/01/2013 (a)                                                                   1,600
                     13,700   Eagle Tax Exempt Trust, Michigan, VRDN, Series 94, Class 2201, 3.85%
                              due 6/01/2021 (a)                                                                   13,700
                     17,300   Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds,
                              VRDN, 3.70% due 1/01/2020 (a) (f)                                                   17,300
                      8,460   Holly, Michigan, Area School District, VRDN, UT, 3.95% due 5/01/2020 (a) (f)         8,460
                        100   Kent Hospital Finance Authority, Michigan, Hospital Facilities Revenue
                              Bonds (Butterworth Hospital), ACES, Series A, 4.10% due 1/15/2020 (a)                  100
                     59,820   Michigan Municipal Bond Authority Revenue Notes, Series A, 4.50%
                              due 7/03/1997                                                                       60,091
                      4,250   Michigan State Hospital Finance Authority Revenue Bonds (Providence
                              Hospital--Daughters of Charity Systems, Incorporated), VRDN, 3.85%
                              due 11/01/2014 (a)                                                                   4,250

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Michigan                      Michigan State Strategic Fund, Limited Obligation Revenue Refunding
(concluded)                   Bonds, VRDN (a):
                   $  5,000     (Consumers Power Company Project), Series A, 4.05% due 6/15/2010              $    5,000
                      6,400     (Detroit Edison Co.), 4.05% due 9/01/2030                                          6,400
                      5,700   Michigan State Strategic Fund, PCR, Refunding (Consumers Power
                              Project), VRDN, Series A, 3.95% due 4/15/2018 (a)                                    5,700
                      1,000   Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds
                              (Grayling Generating Project), VRDN, AMT, 3.95% due 1/01/2014 (a)                    1,000
                      9,500   Monroe County, Michigan, Economic Development Corp., Limited Obligation
                              Revenue Refunding Bonds (Detroit Edison Co.), VRDN, Series CC, 4.05%
                              due 10/01/2024 (a)                                                                   9,500
                              University of Michigan, University Hospital Revenue Bonds, VRDN,
                              Series A (a):
                     16,000     (Medical Service Plan), 3.90% due 12/01/2027                                      16,000
                      9,800     Refunding, 3.90% due 12/01/2019                                                    9,800

Minnesota--                   Eagle Tax Exempt Trust, Minnesota, VRDN (a):
0.9%                 12,200     Series 1994-C-5, 4% due 2/01/2015                                                 12,200
                     45,000     Series A, 4% due 8/01/2006                                                        45,000
                              Minnesota State, HFA, S/F Mortgage Revenue Bonds:
                      1,100     AMT, Series O, 3.60% due 12/12/1996                                                1,100
                     12,715     Series M, 3.50% due 12/12/1996                                                    12,715

Mississippi--        10,000   Harrison County, Mississippi, PCR, Refunding (Du Pont de Nemours & Co.),
0.4%                          VRDN, 3.90% due 9/01/2010 (a) (k)                                                   10,000
                      3,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, Series B, 3.80% due 7/01/2012 (a)        3,000
                     21,900   Perry County, Mississippi, PCR, Refunding (Leaf River Forest Project),
                              VRDN, 3.75% due 3/01/2002 (a)                                                       21,900

Missouri--           30,000   Eagle Tax Exempt Trust, Missouri, VRDN, Series 1993-E, 4% due 8/01/2006 (a)         30,000
1.6%                          Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (a) (k):
                      7,800     Series A, 3.90% due 6/01/2017                                                      7,800
                     11,700     Series B, 3.90% due 6/01/2020                                                     11,700
                     16,655   Missouri State Environmental Improvement and Energy Resource Authority,
                              PCR (Union Electric Co. Project), UPDATES, Series B, 3.25% due 10/10/1996 (a)       16,655
                              Missouri State Health and Educational Facilities Authority, Health
                              Facilities Revenue Bonds (Sisters of Mercy Health System), VRDN (a):
                     20,000     Refunding, Series B, 3.80% due 12/01/2016                                         20,000
                      5,000     Series A, 3.80% due 6/01/2019                                                      5,000
                     28,200   Saint Louis County, Missouri, IDA, Hospital Revenue Bonds (DePaul
                              Health Center--Daughters of Charity), VRDN, 3.85% due 11/01/2014 (a)                28,200

Montana--             6,900   Billings, Montana, M/F Housing Revenue Bonds (West Park Retirement
0.1%                          Center), VRDN, 3.80% due 12/01/2007 (a)                                              6,900

Nebraska--                    Nebraska Higher Education Loan Program, Multiple Mode Student Loan
1.1%                          Revenue Bonds, VRDN (a) (c) (k):
                     12,800     Series A, 3.90% due 12/01/2015                                                    12,800
                     13,600     Series B, 3.90% due 12/01/2015                                                    13,600
                      3,100     Series C, 3.90% due 12/01/2015                                                     3,100
                     17,600     Series D, 3.90% due 12/01/2015                                                    17,600
                              Nebraska Higher Education Loan Program, Student Loan Revenue Bonds,
                              VRDN, AMT (a) (k):
                      3,550     Series A, 4% due 12/01/2016                                                        3,550
                     30,150     Series C, 4% due 8/01/2018                                                        30,150

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Nevada--           $ 90,490   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
1.3%                          Series A, 3.80% due 7/01/2012 (a) (c)                                           $   90,490
                      7,075   Nevada Housing Division (Mesquite Bluffs Apartments), VRDN, AMT,
                              Series B, 3.90% due 5/01/2028 (a)                                                    7,075

New                  11,600   Hillsborough County, New Hampshire, GO, TAN, UT, 4.25% due 12/27/1996               11,617
Hampshire--           1,400   New Hampshire Higher Educational and Health Facilities Authority
0.9%                          Revenue Bonds (VHA New England Inc.), VRDN, Series D, 3.85%
                              due 12/01/2025 (a) (e)                                                               1,400
                     38,400   New Hampshire State, Business Finance Authority, PCR, Refunding (Public
                              Service Co.), VRDN, Series E, 4% due 5/01/2021 (a)                                  38,400
                      5,700   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A.
                              Properties--Pheasant Run Project), VRDN, AMT, 3.90% due 5/01/2025 (a)                5,700
                     10,000   New Hampshire State, IDA, Solid Waste Disposal Revenue Bonds (United
                              Illuminating Co. Project), AMT, Series A, 3.75% due 3/03/1997                       10,000

New Jersey--         20,000   Casino Reinvesment Development Authority, New Jersey (Corridor Project),
2.1%                          BAN, Series A, 4.50% due 6/03/1997                                                  20,048
                      9,600   East Orange, New Jersey, GO, BAN, 4.75% due 8/28/1997                                9,642
                              State of New Jersey, CP:
                     25,000     3.50% due 11/06/1996                                                              25,000
                     25,000     3.50% due 11/12/1996                                                              25,000
                     20,000     3.50% due 11/14/1996                                                              20,000
                              Woodbridge Township, New Jersey, BAN, UT:
                     25,100     3.91% due 7/02/1997                                                               25,113
                     36,120     3.96% due 8/01/1997                                                               36,124

New Mexico--         15,500   Albuquerque, New Mexico, Hospital Revenue Bonds (Saint Joseph's
0.9%                          Sisters of Charity), VRDN, 3.80% due 5/15/2022 (a)                                  15,500
                              Farmington, New Mexico, PCR (Arizona Public Service Co.), VRDN (a):
                     11,300     AMT, Series C, 4.10% due 9/01/2024                                                11,300
                     33,000     Refunding, Series A, 3.95% due 5/01/2024                                          33,000
                      1,500     Refunding, Series B, 3.75% due 9/01/2024                                           1,500
                      3,700   Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 3.95% due
                              due 12/01/2015 (a)                                                                   3,700
                        220   New Mexico Mortgage Finance Authority, S/F Mortgage Program, AMT,
                              Series A, 3.25% due 12/31/1996 (h)                                                     220
                      1,130   New Mexico State Hospital Equipment Loan Council, Hospital Equipment
                              and Improvement Revenue Bonds, VRDN, 3.85% due 5/01/2009 (a) (c)                     1,130

New York--                    Eagle Tax Exempt Trust, New York, VRDN (a):
2.8%                 23,700     4% due 11/15/2004                                                                 23,700
                     27,300     4% due 2/15/2007                                                                  27,300
                      7,100     Series 1994-C2, 3.95% due 6/15/2018                                                7,100
                              New York City, New York, GO, VRDN, UT (a):
                      2,980     Series B, Sub-Series B-4, 4.05% due 8/15/2023 (c)                                  2,980
                      3,000     Sub-Series A-7, 3.90% due 8/01/2019                                                3,000
                      1,400   New York City, New York, IDA, Civic Facilities Revenue Bonds (National
                              Audobon Society), VRDN, 3.90% due 12/01/2014 (a)                                     1,400
                      5,500   New York City, New York, Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, VRDN, Series C, 3.95% due 6/15/2023 (a) (f)              5,500
                     63,000   New York City, New York, TAN, UT, Series A, 4.50% due 2/12/1997                     63,184
                     32,200   New York City, New York, Transit Authority, Special Obligation,
                              RAN, Series A, 4.25% due 12/12/1996                                                 32,239
                      6,500   New York State Dormitory Authority Revenue Bonds (Putters-14A), VRDN,
                              3.65% due 7/01/2008 (a)                                                              6,500

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
New York           $ 17,600   New York State, HFA, Revenue Bonds (East 84th Street), VRDN, AMT, Series
(concluded)                   A, 3.80% due 11/01/2028 (a)                                                     $   17,600
                     16,550   New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien), 3.70% due 3/01/1997                                                  16,550
                      5,600   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Multi-Modal Syracuse
                              University Project), VRDN, 3.90% due 3/01/2023 (a)                                   5,600

North                         Craven County, North Carolina, Industrial Facilities and Pollution Control
Carolina--                    Financing Authority Revenue Bonds (Cravenwood Energy Project), VRDN,
1.5%                          AMT (a):
                      5,400     Series B, 4% due 5/01/2011                                                         5,400
                      3,000     Series C, 4% due 5/01/2011                                                         3,000
                              North Carolina Educational Facilities Finance Agency Revenue Bonds,
                              VRDN (a):
                     23,950     (Bowman Grey School of Medicine Project), 3.90% due 9/01/2020                     23,950
                     20,240     (Duke University Project), Series A, 3.75% due 6/01/2027                          20,240
                     15,000     (Duke University Project), Series B, 3.75% due 12/01/2021                         15,000
                              North Carolina Medical Care Commission, Hospital
                              Revenue Bonds, VRDN (a):
                      1,700     (Duke University Hospital), Series B, 3.75% due 6/01/2015                          1,700
                      2,000     (Duke University Hospital), Series C, 3.75% due 6/01/2015                          2,000
                     28,500     (North Carolina Baptist Hospital Project), Series B, 3.80% due 6/01/2022          28,500
                     17,000   Wake County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Carolina Power and Light Company
                              Project), DATES, 4.10% due 3/01/2017 (a)                                            17,000

North                13,000   North Dakota HFA, Home Mortgage Finance Revenue Bonds, Series C, 3.85%
Dakota--0.2%                  due 4/03/1997                                                                       13,000

Ohio--0.7%           10,500   Eagle Tax Exempt Trust, Ohio, VRDN, 3.95% due 7/01/2015 (a)                         10,500
                     10,000   Greater Cleveland, Ohio, Regional Transportation Authority, BAN, 3.90%
                              due 10/17/1996                                                                      10,002
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate Retirement
                              Program), VRDN, 3.50% due 12/01/2015 (a)                                             1,865
                     19,000   Ohio HFA, Residential Mortgage Revenue Bonds, AMT, Series B-2, 3.80% due
                              3/03/1997 (i)                                                                       19,000
                      5,137   Ohio School District, COP (Cash Flow Borrowings Program), RAN, Series B,
                              4.53% due 6/30/1997                                                                  5,156
                      3,000   Scioto County, Ohio, Hospital Facilities Revenue Bonds (VHA Central Inc.--
                              Capital Asset), VRDN, Series C, 3.80% due 12/01/2025 (a) (e)                         3,000
                      6,100   Scioto County, Ohio, Marine Terminal Facility, Revenue Refunding Bonds
                              (Norfolk Southern Corporation Project), VRDN, 3.85% due 8/15/2013 (a)                6,100

Oklahoma--           20,000   Garfield County, Oklahoma, Industrial Authority, PCR, Refunding
1.4%                          (Oklahoma Gas and Electric Company Project), VRDN, Series A, 3.90%
                              due 1/01/2025 (a)                                                                   20,000
                     10,250   Grand River, Oklahoma, Dam Authority Revenue Bonds, VRDN, Series 42,
                              3.95% due 6/01/2009 (a) (e)                                                         10,250
                     24,200   Muskogee, Oklahoma, Industrial Trust, PCR, Refunding (Oklahoma Gas and
                              Electric Co.), VRDN, Series A, 3.95% due 1/01/2025 (a)                              24,200
                              Oklahoma State Industrial Authority Revenue Bonds (Baptist Medical Center):
                     10,500     Series A, 3.90% due 8/15/2024                                                     10,500
                     40,500     Series B, 3.90% due 8/15/2023                                                     40,500

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Oregon--           $  8,900   Medford, Oregon, Hospital Facilities Authority Revenue Bonds
2.2%                          (Gross-Rogue Valley Health Services), VRDN, 4% due 10/01/2016 (a)               $    8,900
                      7,840   Oregon State, GO, Elderly and Disabled Housing, AMT, UT, Series C,
                              3.65% due 12/19/1996                                                                 7,840
                              Oregon State, GO, Veterans' Welfare Bonds, VRDN (a):
                     53,000     Series 73-E, 3.80% due 12/01/2016                                                 53,000
                     15,000     Series 73-G, 3.80% due 12/01/2018                                                 15,000
                     64,300     Series 73-H, 3.80% due 12/01/2019                                                 64,300
                     10,740   Oregon State Housing and Community Services Department, S/F Mortgage
                              Revenue Bonds, Series F, 3.55% due 12/12/1996                                       10,740
                      8,000   Portland, Oregon, M/F Revenue Bonds (Multi Mode Housing--Union Station),
                              VRDN, AMT, 4% due 12/01/2027 (a)                                                     8,000

Pennsylvania---      27,000   Allegheny County, Pennsylvania, IDA, PCR (Duquesne Light Project), CP,
4.7%                          Series A, 3.70% due 2/21/1997                                                       27,000
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 3.85% due 12/01/2014 (a)                                             2,500
                     17,000   Eagle Tax Exempt Trust, Pennsylvania, VRDN, Series 94, Class 3803, 4%
                              due 5/01/2008 (a)                                                                   17,000
                      1,500   Geisinger, Pennsylvania, Health Systems Revenue Bonds, Series B, VRDN,
                              3.95% due 7/01/2022 (a)                                                              1,500
                     30,000   Harrisburg, Pennsylvania, Revenue Bonds (Pooled Financing Fund), VRDN,
                              4.10% due 7/01/2021 (a)                                                             30,000
                      3,700   Montgomery County, Pennsylvania, Higher Education and Health Authority,
                              Hospital Revenue Bonds (Holy Redeemer Hospital), VRDN, 3.80% due
                              9/01/2018 (a) (e)                                                                    3,700
                     13,000   Pennsylvania State, GO, VRDN, 4% due 5/01/2015 (a)                                  13,000
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN (a) (k):
                      5,400     AMT, Series A, 3.90% due 1/01/2018                                                 5,400
                     69,950     AMT, Series A, 3.90% due 12/01/2024                                               69,950
                     70,000     AMT, Series B, 3.90% due 7/01/2018                                                70,000
                     30,800     Series E, 3.90% due 7/01/2018                                                     30,800
                              Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Refunding Bonds (Carnegie Mellon University), VRDN (a):
                      5,000     Series B, 3.95% due 11/01/2027                                                     5,000
                      1,600     Series C, 3.95% due 11/01/2029                                                     1,600
                      8,400     Series D, 3.95% due 11/01/2030                                                     8,400
                     15,000   Pennsylvania State Higher Educational Facilities Authority, Health System
                              Revenue Bonds (University of Pennsylvania), ACES, Series B, 3.80%
                              due 1/01/2024 (a)                                                                   15,000
                      2,000   Philadelphia, Pennsylvania, Hospital and Higher Education Facilities
                              Authority, Hospital Revenue Bonds (Children's Hospital of Philadelphia
                              Project), VRDN, 3.95% due 3/01/2027 (a)                                              2,000
                     33,600   Philadelphia, Pennsylvania, TRAN, Series A, 4.50% due 6/30/1997                     33,733
                     20,880   Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (VHA of
                              Pennsylvania, Inc.--Capital Assets Financing Program), VRDN, Series L, 3.80%
                              due 12/01/2020 (a) (e)                                                              20,880

South                 2,000   Berkeley County, South Carolina, PCR, Refunding (Amoco Chemical Co.
Carolina--                    Project), VRDN, 3.90% due 7/01/2012 (a)                                              2,000
1.6%                 12,950   Charleston County, South Carolina, Industrial Revenue Refunding Bonds
                              (Massey Coal Terminal), VRDN, 3.90% due 1/01/2007 (a)                               12,950
                     35,000   Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Facilities Revenue Bonds (Roche Carolina Inc. Project), VRDN,
                              AMT, 4.10% due 4/01/2026 (a)                                                        35,000

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
South              $ 22,400   Orangeburg County, South Carolina, Solid Waste Disposal Facilities
Carolina                      Revenue Bonds (South Carolina Electric & Gas), VRDN, AMT, 4%
(concluded)                   due 11/01/2024 (a)                                                              $   22,400
                              South Carolina Jobs, EDA, Revenue Bonds, VRDN (a):
                      7,200     AMT (Greenfield Industries Inc. Project), 4% due 3/01/2015                         7,200
                      5,400     AMT (Wellman, Inc. Project), 4.10% due 12/01/2010                                  5,400
                     14,100     AMT (Wellman, Inc. Project), 4.10% due 12/01/2012                                 14,100
                      4,550     (Saint Francis Hospital Project), 4.05% due 7/01/2022                              4,550
                     16,800   York County, South Carolina, PCR (NC Electric Project), 3.80% due 3/15/1997         16,800

Tennessee--          16,000   Clarksville, Tennessee, Public Building Authority Revenue Bonds (Pooled
0.8%                          Financing--Tennessee Municipal Bond Fund), VRDN, 3.85% due 10/01/2025 (a)           16,000
                      9,400   Cleveland, Tennessee, IDB, Revenue Bonds (Newly Wed Foods Incorporated
                              Project), VRDN, AMT, 4% due 1/01/2012 (a)                                            9,400
                      8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                              Project), VRDN, 3.90% due 9/01/2001 (a)                                              8,100
                     14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc.
                              Project), VRDN, 3.90% due 8/01/2001 (a)                                             14,955
                     12,000   Volunteer State Student Funding Corporation, Tennessee, Student Loan
                              Revenue Bonds, VRDN, AMT, Series A-1, 4% due 12/01/2017 (a)                         12,000

Texas--16.0%                  Brazos River Authority, Texas, PCR (Texas Utilities Electric Co.),
                              VRDN, AMT (a):
                     29,055     Refunding, Series B, 4.05% due 6/01/2030                                          29,055
                     41,455     Refunding, Series C, 4.10% due 6/01/2030                                          41,455
                      8,000     Series A, 4.10% due 4/01/2030                                                      8,000
                     24,700   Brazos, Texas, Higher Education Authority Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT, Series B-1, 3.90% due 6/01/2023 (a) (k)                   24,700
                      4,000   Corpus Christi, Texas, IDR (Dedietrich USA Incorporated Project), VRDN,
                              AMT, 4% due 11/01/2008 (a)                                                           4,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, VRDN (a):
                     10,000     3.75% due 11/01/2005                                                              10,000
                      6,600     3.70% due 11/01/2015 (f)                                                           6,600

                      8,800   Grapevine, Texas, IDR, Airport Revenue Refunding Bonds (Southern Air
                              Transportation Project), VRDN, 3.85% due 3/01/2010 (a)                               8,800
                              Greater Texas Student Loan Corp., Student Loan Revenue Refunding Bonds,
                              AMT (k):
                     15,000     Series A, 3.35% due 3/01/1997                                                     15,000
                      4,250     Series B, 3.85% due 6/01/1997                                                      4,250
                      7,000   Gulf Coast, Texas, Environmental Improvement Revenue Bonds (Amoco Oil Co.
                              Project), VRDN, 3.70% due 3/03/2009 (a)                                              7,000
                              Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo
                              Petroleum Corp. Project), VRDN, AMT (a):
                     13,700     4.15% due 5/01/2025                                                               13,700
                     15,400     4.15% due 4/01/2026                                                               15,400
                              Gulf Coast Waste Disposal Authority, Texas, Solid Waste Disposal Revenue
                              Bonds (Amoco Oil Co. Project), VRDN, AMT (a):
                      5,700     4.10% due 7/01/2027                                                                5,700
                     27,600     4.10% due 8/01/2023                                                               27,600
                              Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Co. Project),
                              VRDN, AMT (a):
                     22,500     4.10% due 5/01/2023                                                               22,500
                     17,500     4.10% due 6/01/2024                                                               17,500
                      4,400   Gulf Coast Waste Disposal Authority, Texas, PCR, Refunding (Exxon
                              Project), VRDN, AMT, 3.90% due 6/01/2020 (a)                                         4,400
                     17,710   Harris County, Texas, GO, VRDN, 3.95% due 8/15/2016 (a) (f)                         17,710

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                        Value
State                Amount                      Issue                                                          (Note 1a)
Texas                         Harris County, Texas, Health Facilities Development Corporation,
(continued)                   Hospital Revenue Bonds, VRDN (a):
                   $  5,400     (Methodist Hospital), 3.95% due 12/01/2025                                    $    5,400
                      3,000     (Saint Luke's Episcopal Hospital), Series B, 3.95% due 2/15/2016                   3,000
                      9,100     (Saint Luke's Episcopal Hospital), Series C, 3.95% due 2/15/2016                   9,100
                     12,900     (Saint Luke's Episcopal Hospital), Series D, 3.95% due 2/15/2016                  12,900
                      7,100   Harris County, Texas, Industrial Development Corporation, PCR (Exxon
                              Project), DATES, Series 1984-A, 3.95% due 3/01/2024 (a)                              7,100
                     46,100   Harris County, Texas, Industrial Development Corporation, Solid Waste
                              Disposal Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT,
                              Series A, 4.15% due 2/01/2023 (a)                                                   46,100
                              Harris County, Texas, Toll Road Revenue Bonds, VRDN (a):
                     25,000     Sub-Lien H, 3.80% due 8/01/2020                                                   25,000
                     15,000     UT, Sub-Lien D, 3.70% due 8/01/2015                                               15,000
                              Hockley County, Texas, Industrial Development Corporation, PCR:
                     11,940     (Amoco Project), 3.60% due 11/01/1996                                             11,940
                     31,360     (Amoco Project--Standard Oil Co.), 3.75% due 3/01/1997                            31,360
                     11,000   Houston, Texas, Water and Sewer System Revenue Bonds, VRDN, 4% due
                              12/01/2020 (a) (c)                                                                  11,000
                     42,370   Lower Colorado River Authority, Texas, Revenue Refunding Bonds, VRDN,
                              3rd Junior Lien, 3.80% due 1/01/2013 (a) (c)                                        42,370
                      9,500   Lower Neches Valley, Texas, PCR (Chevron U.S.A. Inc. Project), 3.65% due
                              2/18/1997                                                                            9,500
                     25,200   Lubbock, Texas, Health Facilities Development Corporation Revenue Bonds
                              (Saint Joseph Health System), VRDN, Series A, 3.90% due 7/01/2013 (a)               25,200
                              North Texas Higher Education Authority Incorporated, Student Loan
                              Revenue Bonds, VRDN, AMT (a) (e) (k):
                     12,800     Series C, 3.90% due 4/01/2020                                                     12,800
                     13,700     Series F, 3.90% due 4/01/2020                                                     13,700
                              North Texas Higher Education Authority Incorporated, Student Loan
                              Revenue Refunding Bonds, VRDN, AMT (a) (k):
                      3,000     3.90% due 3/01/1999                                                                3,000
                     27,900     3.90% due 3/01/2005                                                               27,900
                     29,000     Series A, 3.90% due 4/01/2005                                                     29,000
                      5,000     Series A, 3.90% due 4/01/2020                                                      5,000
                              Panhandle Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Bonds, VRDN, AMT, Series A (a) (k):
                     29,000     3.90% due 6/01/2021                                                               29,000
                     13,700     3.90% due 6/01/2025                                                               13,700
                      4,700     Refunding, 3.90% due 6/01/2008                                                     4,700
                     10,100   Port Arthur, Texas, Navigational District, PCR, Refunding (Texaco Inc.,
                              Project), VRDN, 4% due 10/01/2024 (a)                                               10,100
                     18,800   Port Corpus Christi, Texas, Industrial Development Corporation, Sewage
                              and Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corp. Project),
                              VRDN, AMT, 4.15% due 4/01/2026 (a)                                                  18,800
                     16,400   San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 3.90% due 4/01/2004 (a)                         16,400
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, VRDN, 3.95% due
                              8/15/2019 (a) (f)                                                                   10,000
                     12,400   Southwest Texas, Higher Education Authority Incorporated, Revenue
                              Refunding Bonds (Southern Methodist University), VRDN, 3.95%
                              due 7/01/2015 (a)                                                                   12,400
                     10,300   Texas State, CP, Series 1993-A, 3.75% due 2/27/1997                                 10,300
                     29,500   Texas State, GO, Refunding (Veterans' Housing Assistance Fund-1),
                              VRDN, AMT, 3.80% due 12/01/2016 (a)                                                 29,500

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONTINUED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
Texas              $ 28,400   Texas State, Multi-Modal Water Development Board, VRDN, Series A,
(concluded)                   4.05% due 3/01/2015 (a)                                                         $   28,400
                     25,000   Texas State, Public Finance Authority Revenue Bonds (General
                              Obligation), CP, Series A, 3.70% due 2/05/1997                                      25,000
                    307,500   Texas State, TRAN, 4.75% due 8/29/1997                                             309,741
                     27,430   Travis County, Texas, Health Facility Development Corporation
                              Revenue Bonds (Daughters of Charity--Seton Medical Center), VRDN,
                              3.85% due 11/01/2013 (a)                                                            27,430
                      6,000   Travis County, Texas, Housing Finance Corporation, M/F Housing Revenue
                              Bonds (Broadmoor Apartments Project), AMT, 4.05% due 6/01/2026 (g)                   6,000
                              Waco, Texas, Health Facilities Development Corporation, Health Facilities
                              Revenue Bonds (Daughters of Charity--Providence Hospital), VRDN (a):
                     18,160     3.85% due 11/01/2013                                                              18,160
                     12,100     Series 88A, 3.85% due 11/01/2018                                                  12,100
                      9,100   West Side Calhoun County, Texas, Development Corporation, PCR (Sohio
                              Chemical Company Project), UPDATES, 3.95% due 12/01/2015 (a)                         9,100
                      4,200   West Side Calhoun County, Texas, Navigation District, Sewer and Solid
                              Waste Disposal Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT,
                              4.10% due 4/01/2031 (a)                                                              4,200

Utah--1.3%                    Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (a):
                     16,000     3.95% due 2/01/2008                                                               16,000
                     22,300     Series B, 3.95% due 8/01/2007                                                     22,300
                      7,000   Salt Lake County, Utah, TRAN, 4.50% due 12/31/1996                                   7,013
                     10,100   Utah County, Utah, Environmental Improvement Revenue Refunding Bonds
                              (USX Corp. Project), 3.65% due 3/03/1997                                            10,100
                              Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT (a) (e):
                      6,000     Series C, 3.90% due 11/01/2013                                                     6,000
                     33,500     Series L, 3.90% due 11/01/2025                                                    33,500

Vermont--0.4%         1,100   Vermont Higher Educational and Health Buildings, Financing Agency Revenue
                              Bonds (VHA--New England), VRDN, Series G, 3.85% due 12/01/2025 (a) (e)               1,100
                     30,675   Vermont State Student Assistance Corporation, Student Loan Revenue
                              Bonds, 3.70% due 1/01/2004                                                          30,675

Virginia--0.3%        8,500   Eagle Tax Exempt Trust, Virginia, VRDN, Series 95, Class 7091, 3.95% due
                              1/15/2013 (a)                                                                        8,500
                              Rockingham County, Virginia, IDA, Revenue Bonds, VRDN (a):
                      1,000     4.30% due 10/01/2022                                                               1,000
                     16,000     (Merck & Co. Project), Series A, 4.05% due 10/01/2020                             16,000

Washington--         10,200   Snohomish County, Washington, Public Utility District No. 001, Electric
2.0%                          Revenue Bonds (Generation System), VRDN, 3.80% due 1/01/2025 (a) (c)                10,200
                     17,200   Washington State, GO, Tender Option, 3.60% due 10/01/1996                           17,200
                     10,600   Washington State Housing Finance Commission, M/F Mortgage Revenue
                              Bonds (Courtside Apartments Project), VRDN, AMT, 4% due 1/01/2026 (a)               10,600
                              Washington State Public Power Supply System, Revenue Refunding Bonds
                              (Nuclear Project No. 3), VRDN (a):
                     23,365     Series 3A-1, 3.80% due 7/01/2018                                                  23,365
                     52,785     Series 3A-2, 3.80% due 7/01/2018                                                  52,785
                              Washington Student Loan Finance Association Revenue Bonds (Guaranteed
                              Student Loan Program), VRDN (a):
                     10,700     AMT, Series A, 4% due 12/01/2002                                                  10,700
                      6,000     AMT, Series B, 4% due 12/01/2002                                                   6,000
                     10,680     AMT, Series B, 3.70% due 1/01/2004                                                10,680
                     10,400     Second Series, 3.875% due 1/01/2001                                               10,400

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1996 (CONCLUDED)                                              (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                      Issue                                                         (Note 1a)
West Virginia--    $  9,500   Grant County, West Virginia, County Commission, IDR (Vepco
0.3%                          International) CP, 3.70% due 10/08/1996                                         $    9,500
                     11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
                              (The Boc Group Inc. Project), VRDN, 3.90% due 8/01/2005 (a)                         11,220

Wisconsin--                   Eagle Tax Exempt Trust, Wisconsin, VRDN, Series 94 (a):
1.9%                  5,600     Class 4901, 4% due 9/01/2015                                                       5,600
                     24,300     Class 4905, 4% due 10/01/2005                                                     24,300
                      6,500   Hartland, Wisconsin, IDR (Commercial Communications Inc.--Hegwood LLC
                              Project), VRDN, AMT, 4.05% due 8/01/2009 (a)                                         6,500
                     30,000   Milwaukee, Wisconsin, RAN, Series A, 3.50% due 2/27/1997                            30,060
                     40,000   Milwaukee, Wisconsin, School Order Revenue Notes, Series B, 4.25% due
                              8/21/1997                                                                           40,140
                     19,000   Pleasant Prairie, Wisconsin, PCR, Refunding (Wisconsin Electric & Power
                              Co.), VRDN, Series C, 3.85% due 9/01/2030 (a)                                       19,000
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light
                              Company Project), VRDN, Series A, 4.10% due 9/01/2015 (a)                           16,000
                      2,200   Wisconsin State Health Facilities Authority Revenue Bonds (Saint Mary's
                              Hospital of Milwaukee--Daughters of Charity), VRDN, 3.85% due
                              11/06/2016 (a)                                                                       2,200

Wyoming--            18,000   Lincoln County, Wyoming, Environmental Improvement Revenue Bonds
1.1%                          (Pacificorp. Project), VRDN, AMT, 4.25% due 11/01/2025 (a)                          18,000
                              Lincoln County, Wyoming, PCR:
                     10,450     (Amoco Project--Standard Oil Ltd.), 3.65% due 4/01/1997                           10,450
                      5,800     (Exxon Project), AMT, Series A, 4.15% due 7/01/2017 (a)                            5,800
                     11,100   Sweetwater County, Wyoming, Environmental Improvement Revenue Refunding
                              Bonds (Pacificorp Project), VRDN, AMT, 4.25% due 11/01/2025 (a)                     11,100
                     18,000   Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN,
                              3.80% due 7/01/2015 (a)                                                             18,000
                              Uinta County, Wyoming, PCR:
                     12,400     (Amoco Oil Company Project), Series A, 3.98% due 12/01/1996                       12,404
                      6,500     Refunding (Chevron USA Inc. Project), 3.70% due 8/15/2020                          6,500

                              Total Investments (Cost--$7,649,357*)--100.8%                                    7,649,357

                              Liabilities in Excess of Other Assets--(0.8%)                                      (64,371)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $7,584,986
                                                                                                              ==========

(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1996.
(b)Prerefunded.
(c)MBIA Insured.
(d)FHA Insured.
(e)AMBAC Insured.
(f)FGIC Insured.
(g)FSA Insured.
(h)GNMA/FNMA Collateralized.
(i)GNMA Collateralized.
(j)Bank Qualified.
(k)SLMA Collateralized.
  *Cost for Federal income tax purposes.


See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1996
Assets:
Investments, at value (identified cost--$7,649,356,860) (Note 1a)                                        $ 7,649,356,860
Receivables:
 Interest                                                                            $    42,583,666
 Securities sold                                                                          21,766,815          64,350,481
                                                                                     ---------------
Prepaid registration fees and other assets (Note 1d)                                                           3,937,471
                                                                                                         ---------------
Total assets                                                                                               7,717,644,812
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                    126,963,396
 Investment adviser (Note 2)                                                               2,551,507
 Distributor (Note 2)                                                                      1,940,119
 Dividends to shareholders (Note 1e)                                                           2,222
 Beneficial interest redeemed                                                                    435         131,457,679
                                                                                     ---------------
Accrued expenses and other liabilities                                                                         1,201,250
                                                                                                         ---------------
Total liabilities                                                                                            132,658,929
                                                                                                         ---------------
Net Assets                                                                                               $ 7,584,985,883
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   758,965,812
Paid-in capital in excess of par                                                                           6,830,655,956
Undistributed investment income--net                                                                              56,772
Accumulated realized capital losses--net (Note 4)                                                             (4,692,657)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 7,589,658,115 shares of
beneficial interest outstanding                                                                          $ 7,584,985,883
                                                                                                         ===============



See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   139,551,539

Expenses:
Investment advisory fees (Note 2)                                                    $    15,338,499
Distribution fees (Note 2)                                                                 4,903,461
Transfer agent fees (Note 2)                                                                 839,298
Accounting services (Note 2)                                                                 270,194
Registration fees (Note 1d)                                                                  266,939
Custodian fees                                                                               120,826
Printing and shareholder reports                                                              67,691
Professional fees                                                                             38,480
Trustees' fees and expenses                                                                   25,120
Pricing fees                                                                                  22,458
Other                                                                                         46,103
                                                                                     ---------------
Total expenses                                                                                                21,939,069
                                                                                                         ---------------
Investment income--net                                                                                       117,612,470
Realized Loss on Investments--Net (Note 1c)                                                                      (14,250)
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   117,598,220
                                                                                                         ===============


See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Six          For the
                                                                                       Months Ended        Year Ended
Increase (Decrease) in Net Assets:                                                    Sept. 30, 1996     March 31, 1996
Operations:
Investment income--net                                                               $   117,612,470     $   253,032,458
Realized gain (loss) on investments--net                                                     (14,250)            722,425
                                                                                     ---------------     ---------------
Net increase in net assets resulting from operations                                     117,598,220         253,754,883
                                                                                     ---------------     ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                  (117,557,198)       (252,865,367)
                                                                                     ---------------     ---------------
Net decrease in net assets resulting from dividends to shareholders                     (117,557,198)       (252,865,367)
                                                                                     ---------------     ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                      12,463,396,083      25,775,869,013
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                      117,553,160         252,865,978
                                                                                     ---------------     ---------------
                                                                                      12,580,949,243      26,028,734,991
Cost of shares redeemed                                                              (13,160,164,160)    (25,257,428,388)
                                                                                     ---------------     ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                            (579,214,917)        771,306,603
                                                                                     ---------------     ---------------
Net Assets:
Total increase (decrease) in net assets                                                 (579,173,895)        772,196,119
Beginning of period                                                                    8,164,159,778       7,391,963,659
                                                                                     ---------------     ---------------
End of period*                                                                       $ 7,584,985,883     $ 8,164,159,778
                                                                                     ===============     ===============

*Undistributed investment income--net                                                $        56,772     $         1,500
                                                                                     ===============     ===============



See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
                                                               For the
The following per share data and ratios have been derived     Six Months
from information provided in the financial statements.          Ended
                                                              Sept. 30,            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          1996        1996        1995         1994       1993
Per Share Operating Performance:
Net asset value, beginning of period                          $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                              ----------  ----------  ----------  ----------  ----------
Investment income--net                                               .02         .03         .03         .02         .02
                                                              ----------  ----------  ----------  ----------  ----------
Less dividends from investment income--net                          (.02)       (.03)       (.03)       (.02)       (.02)
                                                              ----------  ----------  ----------  ----------  ----------
Net asset value, end of period                                $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                              ==========  ==========  ==========  ==========  ==========
Total Investment Return                                            2.95%*      3.32%       2.76%       1.96%       2.36%
                                                              ==========  ==========  ==========  ==========  ==========
Ratios to Average Net Assets:
Expenses                                                            .55%*       .55%        .55%        .55%        .54%
                                                              ==========  ==========  ==========  ==========  ==========
Investment income--net                                             2.95%*      3.26%       2.70%       1.94%       2.33%
                                                              ==========  ==========  ==========  ==========  ==========
Supplemental Data:
Net assets, end of period (in thousands)                      $7,584,986  $8,164,160  $7,391,964  $7,911,960  $7,527,054
                                                              ==========  ==========  ==========  ==========  ==========

*Annualized.



See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Invest-ments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to share-holders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM" or "Adviser"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1996, the Fund had a net capital loss carryforward of approximately $4,672,000, of which $2,414,000 expires in 1997, $1,358,000 expires in 1998, $210,000 expires in 1999, and $690,000 expires in 2003. This amount will be available to offset like amounts of any future taxable gains.



CMA TAX-EXEMPT FUND

Officers and Trustees
Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].